Short-term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Short-Term Debt

As at (a)	December 31, 2022	December 31, 2021
Commercial paper	$293	$161
Project financing	—	8
	$293	$169
(a)As at December 31, 2022, AltaGas' weighted average interest rate on short-term borrowings outstanding was 4.8 percent (December 31, 2021 - 0.3 percent).